Segments - Schedule of Net Revenues, Operating Expenses Contribution Information by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Line Items]
Net revenues	$ 5,914.9	$ 4,584.4	$ 3,566.9
Operating expenses:
Cost of sales	3,390.4	2,564.9	1,998.5
Research and development	401.8	295.4	296.1
Selling and marketing	546.5	401.8	320.0
Corporate general and administrative	624.8	353.1	436.1
Amortization	481.1	354.3	180.0
Loss on asset sales and impairments, net	149.5	78.7	30.8
Operating income	320.8	536.2	305.4
Actavis Pharma Segment [Member]
Segment Information [Line Items]
Product sales	4,385.2	3,320.2	2,268.9
Other revenue	60.9	47.0	69.5
Net revenues	4,446.1	3,367.2	2,338.4
Operating expenses:
Cost of sales	2,428.4	1,817.8	1,198.9
Research and development	255.6	227.7	194.6
Selling and marketing	281.2	156.0	111.9
Segment contribution	1,480.9	1,165.7	833.0
Contribution margin	33.30%	34.60%	35.60%
Actavis Specialty Brands Segment [Member]
Segment Information [Line Items]
Product sales	411.6	364.9	316.3
Other revenue	70.8	76.1	81.5
Net revenues	482.4	441.0	397.8
Operating expenses:
Cost of sales	115.4	94.4	88.4
Research and development	146.2	67.7	101.5
Selling and marketing	175.5	168.6	137.8
Segment contribution	45.3	110.3	70.1
Contribution margin	9.40%	25.00%	17.60%
Anda Distribution Segment [Member]
Segment Information [Line Items]
Product sales	986.4	776.2	830.7
Other revenue
Net revenues	986.4	776.2	830.7
Operating expenses:
Cost of sales	846.6	652.7	711.2
Research and development
Selling and marketing	89.8	77.2	70.3
Segment contribution	50.0	46.3	49.2
Contribution margin	5.10%	6.00%	5.90%
Total Segment Contribution [Member]
Operating expenses:
Segment contribution	$ 1,576.2	$ 1,322.3	$ 952.3